Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Jan. 23, 2014	Mar. 27, 2013	Jan. 31, 2015	Apr. 30, 2015	Dec. 31, 2014	Apr. 11, 2014	Dec. 31, 2013	Nov. 30, 2014
Convertible Redeemable Preferred Stock and Stockholders' Equity
Number of founders terminated		1
Shares repurchased		375,000
Shares repurchased amount		$ 18,000
Statement [Line Items]
Stock issued to BioPharmX shareholders	7,025,000
Stock issued upon the exercise of stock options			40,105	46,916	727,643
Stock issued			11,415,416	12,026,994	11,375,311		7,025,000
Stock outstanding			11,415,416	12,026,994	11,375,311		7,025,000
Common Stock
Statement [Line Items]
Stock issued to BioPharmX shareholders	7,025,000				2,000,000
Stock issued on conversion of convertible notes						1,526,001
Stock issued upon the exercise of stock options			40,105		727,643
Stock issued			11,415,416
Stock outstanding			11,375,311
Korea Investment Partners
Statement [Line Items]
Stock issued								290,000
Stock vested								96,667
Stock expected to vest								193,333
Investment limit for vesting remaining common stock								$ 2,000,000